Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes
Schedule of loss before income taxes

	2024	2023	2022
	$	$	$
Net loss for the year	(3,313,346)	(2,158,065)	(7,718,882)
Statutory tax rate	27%	27%	27%
Expected income tax recovery	(895,000)	(583,000)	(2,084,000)
Decrease to income tax recovery due to:
Non-deductible permanent differences	(246,000)	45,000	131,000
Temporary differences	312,000	(25,000)	276,000
(Over) under provided in prior years	(1,099,000)	(559,000)	(552,000)
Change in tax assets not recognized	1,928,000	1,122,000	2,229,000
Income tax recovery	—	—	—

Schedule of significant components of the Company's deferred tax assets

	December 31,	December 31,
	2024	2023
	$	$
Share issuance costs	292,000	229,000
Cumulative eligible capital	95,000	117,000
Operating losses carried forward	6,706,000	4,819,000
Total deferred tax assets	7,093,000	5,165,000
Deferred tax assets not recognized	(7,093,000)	(5,165,000)
	—	—

Schedule of losses expire

Expiry date	$
2032	44,000
2033	748,000
2034	325,000
2035	286,000
2036	365,000
2037	618,000
2038	1,089,000
2039	554,000
2040	1,116,000
2041	3,648,000
2042	12,628,000
2043	8,084,000
2044	6,534,000
Total	36,039,000